Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure Table
Adjustment To PEO Compensation, Footnote

The following adjustments were made to the Company’s PEO’s compensation to determine compensation actually paid to PEO (Mr. Gorgas was the Company’s PEO in each of 2022, 2023 and 2024):

Year	Summary Compensation Table Total for PEO ($)	Deduct Reported Value of Equity Awards ($)	Add Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2024	1,060,470	240,016	59,377	879,831
2023(2)	994,095	251,644	(77,817)	664,634
2022	654,831	-	(808,641)	(153,810)

Named Executive Officers, Footnote [Text Block]

The following adjustments were made to the Company’s PEO’s compensation to determine compensation actually paid to PEO (Mr. Gorgas was the Company’s PEO in each of 2022, 2023 and 2024):

The amounts reflected in the columns entitled “Summary Compensation Table Total for PEO”, “Compensation Actually Paid to PEO” and “Deduct Reported Value of Equity Awards” reflect changes from the numbers reported in our 2024 Proxy Statement to correct a calculation error. The illustrative graphs below reflect the updated figures presented herein.

Compensation Actually Paid vs. Net Income

The following provides an illustration of the relationship between “compensation actually paid” for purposes of the tabular disclosure above and total stockholder return as well as the relationship between compensation actually paid and net loss:

PEO Total Compensation Amount	$ 1,060,470	$ 994,095	$ 654,831
PEO Actually Paid Compensation Amount	879,831	664,634	(153,810)
Non-PEO NEO Average Total Compensation Amount	0	0	0
Non-PEO NEO Average Compensation Actually Paid Amount	0	0	0
Total Shareholder Return Amount	13,620	17,980	37,120
Net Income (Loss)	$ (9,826)	$ (9,829)	$ (10,083)
PEO Name	Mr. Gorgas	Mr. Gorgas	Mr. Gorgas
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with the SEC’s disclosure requirements regarding pay versus performance, or PVP, this section presents the SEC-defined “Compensation Actually Paid,” or CAP. Also required by the SEC, this section compares CAP to various measures used to gauge performance at Artelo.

Compensation decisions at Artelo are made independently of disclosure requirements. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of compensation-setting discussed elsewhere in the overview of the executive compensation program, not in replacement.

Pay versus Performance Table - Compensation Definitions

Salary, Bonus, Non-Equity Incentive Plan Compensation, and All Other Compensation are each calculated in the same manner for purposes of both CAP and Summary Compensation Table, or SCT, values. The primary difference between the calculation of CAP and SCT total compensation is “Stock Awards” and “Option Awards.”

	SCT Total	CAP
Stock and Option Awards	Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year

Pay Versus Performance Table

In accordance with the SEC’s new PVP rules, the following table sets forth information concerning the compensation of our NEO for each of the fiscal years ended December 31, 2024, 2023 and December 31, 2022 and our financial performance for each such fiscal year. Our PEO was our only NEO for each of 2022, 2023 and 2024.

						(in thousands)

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on: Total Stockholder Return ($)	GAAP Net Income ($)
2024	1,060,470	879,831	-	-	$13.62	(9,826)
2023(2)	994,095	664,634	-	-	$17.98	(9,829)
2022	654,831	(153,810)	-	-	$37.12	(10,083)

(1)	Compensation actually paid

The following adjustments were made to the Company’s PEO’s compensation to determine compensation actually paid to PEO (Mr. Gorgas was the Company’s PEO in each of 2022, 2023 and 2024):

Year	Summary Compensation Table Total for PEO ($)	Deduct Reported Value of Equity Awards ($)	Add Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2024	1,060,470	240,016	59,377	879,831
2023(2)	994,095	251,644	(77,817)	664,634
2022	654,831	-	(808,641)	(153,810)

Adjustments to equity value

Set out below is a reconciliation of the Equity Award Adjustments column in the table above:

Year	Year End Fair Value of Equity Awards for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for PEO ($)	Fair value as of Vesting Date of Equity Awards Grated and Vested in the Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for PEO ($)	Total Equity Award Adjustments for PEO ($)
2024	55,228	4,140	-	-	59,377
2023	79,821	(124,824)	-	(32,814)	(77,817)
2022	-	(595,502)	-	(213,139)	(808,641)

(2)

The amounts reflected in the columns entitled “Summary Compensation Table Total for PEO”, “Compensation Actually Paid to PEO” and “Deduct Reported Value of Equity Awards” reflect changes from the numbers reported in our 2024 Proxy Statement to correct a calculation error. The illustrative graphs below reflect the updated figures presented herein.

Analysis of Information Presented in the Pay Versus Performance Table

The following provides an illustration of the relationship between “compensation actually paid” for purposes of the tabular disclosure above and total stockholder return as well as the relationship between compensation actually paid and net loss:

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing by us under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent we specifically incorporate such information by reference.